Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 - USD ($)												1 Months Ended	12 Months Ended
	Oct. 04, 2023	Oct. 04, 2023	Oct. 03, 2023	Aug. 16, 2023	Aug. 02, 2023	Jul. 31, 2023	May 31, 2023	May 09, 2023	Mar. 29, 2023	Oct. 09, 2022	Aug. 11, 2022	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Feb. 23, 2023	Aug. 31, 2022	Apr. 30, 2022
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Shares of common stock						2,486,214
Fixed commission rate									3.00%
Reduced exercised price (in Dollars per share)						$ 1.09							$ 3.94
Aggregate net proceeds (in Dollars)					$ 2,300,000								$ 2,300,000
Shares unissued													911,214
Fees and expenses of legal (in Dollars)										$ 50,000			$ 50,000
Non-accountable expenses (in Dollars)													$ 35,000
Purchase of common stock			5,709,935										149,173
Exercise price per share (in Dollars per share)													$ 10.35				$ 0.001
Percentage of common stock													6.00%
Warrants issuable													298,346	298,346
Equity issuance cost. (in Dollars)													$ 205,093
Warrants shares													149,173
Warrants recognized (in Dollars)													$ 129,184
Warrant liability (in Dollars)												$ 10,000	$ 729,900
Expected term													5 years
Expected volatility													117.80%
Risk-free interest rate													4.24%
Dividend yield													0.00%
Outstanding warrants										111,111			70,849
Fair value per share (in Dollars per share)													$ 0.2
Weighted average grant date fair value (in Dollars per share)													$ 0.41	$ 3.4
Aggregate fair value of stock options (in Dollars)													$ 700,000	$ 2,100,000
Stock options granted	709,768													100,000
options granted exercise price (in Dollars per share)	$ 0.4305
Grant date fair value of stock option (in Dollars)	$ 200,000													$ 1,800,000
Recognized stock based compensation expense (in Dollars)													$ 100,000	$ 100,000
Restricted shares granted							25,440	150,000
Vesting period													4 years
Weighted average exercise price (in Dollars per share)													$ 3.46
Vested weighted average exercise price (in Dollars per share)													$ 3.17
Vested weighted average term													4 years 193 days
Intrinsic value of options outstanding (in Dollars)													$ 7,400,000
Vested intrinsic value (in Dollars)													$ 7,100,000
Stock option													47,990
2019 Equity Incentive Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Common stock reserved for issuance													1,400,000
2022 Equity Incentive Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Common stock reserved for issuance															1,600,000
2022 Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Common stock reserved for issuance							3,150,000									2,600,000
Available shares													718,402
January 2024 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Restricted shares granted vest								50.00%
August 2024 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Restricted shares granted vest								25.00%
August 2025 [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Restricted shares granted vest								25.00%
PMX Option Plan [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Expected term													11 years
Stock option outstanding shares													58,172
Stock options outstanding													57,276
Weighted average period													5 years 131 days
Vested weighted average term													5 years 73 days
Unrecognized stock based compensation (in Dollars)													$ 100,000
Weighted average period													2 years 357 days
Common Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Shares of common stock						4,972,428
Exercisable shares of common stock													45,920	165,452
Minimum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Issued shares of common stock													1,575,000
Percentage of gross proceeds													1.00%
Expected term													5 years	5 years
Expected volatility													101.10%	112.60%
Risk-free interest rate													3.50%	2.90%
Maximum [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Issued shares of common stock													2,486,214
Percentage of gross proceeds													7.50%
Expected term													10 years	10 years
Expected volatility													119.50%	121.20%
Risk-free interest rate													4.70%	4.30%
Warrant Inducement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
(in Dollars per share)											$ 2.546
April 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Outstanding warrants													2,707,211
August 2022 Private Placement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Outstanding warrants													5,121,601
Exercisable shares of common stock													7,899,661
Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Exercise price per share (in Dollars per share)													$ 1.3625
Equity issuance cost. (in Dollars)													$ 2,600,000
Warrants recognized (in Dollars)													122,000
Warrant liability (in Dollars)													$ 129,000
Expected term													5 years
Expected volatility													117.80%
Risk-free interest rate													4.24%
Dividend yield													0.00%
Value of liability (in Dollars)													$ 26,000
August Contingent Warrants [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Exercise price per share (in Dollars per share)																$ 3.3938
Warrants issuable													447,519
Warrants shares													70,849	298,346
Fair value of the contingent warrant liability (in Dollars)													$ 3,000	$ 14,000
Chief Executive Officer [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Stock options granted														200,000
Recognized stock based compensation expense (in Dollars)														$ 1,500,000
Stock options forfeited													487,965
Restricted shares granted								487,500
Forfeited shares of restricted stock				150,000
CBO’s [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Stock options granted														200,000
Recognized stock based compensation expense (in Dollars)													$ 165,000
Restricted shares granted								75,000
Chief Financial Officer [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Stock options forfeited													250,000
Restricted shares granted								150,000
Forfeited shares of restricted stock		75,000
Board of Directors [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Stock options granted														72,223
Grant date fair value of stock option (in Dollars)														$ 200,000
Recognized stock based compensation expense (in Dollars)														$ 200,000
Aggregate of stock options														32,517
Inducement PIO Shares [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Exercise price per share (in Dollars per share)													$ 1.3625
Market Offering Agreement [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Shares of common stock									3,900,000
Stock Option [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Unrecognized stock based compensation (in Dollars)													$ 345,000
Weighted average period													1 year 288 days
Unvested Restricted Stock [Member]
Convertible Redeemable Preferred Stock and Stockholders' Equity (Details) - Part 4 [Line Items]
Unrecognized stock based compensation (in Dollars)													$ 35,000
Weighted average period													1 year 208 days